Consolidated Statements of Changes in Equity - EUR (€) € in Millions		Total		Attributable to equity holders of Sanofi	Share capital	Additional paid-in capital	Treasury shares	Reserves and retained earnings	Stock options and other share-based payments	Other comprehensive income	Attributable to non-controlling interests
Beginning balance at Dec. 31, 2023		€ 74,353		€ 74,040	€ 2,530	€ 313	€ (1,184)	€ 67,499	€ 4,944	€ (62)	€ 313
Other comprehensive income for the period		1,233		1,225				166		1,059	8
Net income for the period		2,263	[1]	2,246				2,246			17
Comprehensive income		3,496	[1]	3,471				2,412		1,059	25
Dividend paid out of earnings		(4,704)		(4,704)				(4,704)
Payment of dividends to non-controlling interests		(31)		0							(31)
Share repurchase program	[2]	(302)		(302)			(302)
Share-based payment plans:
Exercise of stock options		7		7	0	7
Issuance of restricted shares and vesting of existing restricted shares		0		0	3	(3)	115	(115)
Value of services obtained from employees		173		173					173
Tax effects of share-based payments		4		4					4
Other changes arising from issuance of restricted shares	[3]	1		1				1
Ending balance at Jun. 30, 2024		€ 72,997		72,690	2,533	317	(1,371)	65,093	5,121	997	307
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.76
Other comprehensive income for the period		€ 1,199		1,185				(194)		1,379	14
Net income for the period		3,355		3,314				3,314			41
Comprehensive income		4,554		4,499				3,120		1,379	55
Payment of dividends to non-controlling interests		(13)									(13)
Share repurchase program	[2]	0		0			0
Reduction in share capital		0		0	(12)	(492)	530	(26)
Exercise of stock options		26		26	1	25
Issuance of restricted shares and vesting of existing restricted shares		0			0	0	1	(1)
Employee share ownership plan		154		154	4	150
Value of services obtained from employees		132		132					132
Tax effects of share-based payments		7		7					7
Change in non-controlling interests without loss of control		0		(1)				(1)			1
Ending balance at Dec. 31, 2024		77,857		77,507	2,526	0	(840)	68,185	5,260	2,376	350
Other comprehensive income for the period		(4,774)		(4,736)				243		(4,979)	(38)
Net income for the period		5,837		5,812				5,812			25
Comprehensive income		1,063		1,076				6,055		(4,979)	(13)
Dividend paid out of earnings		(4,772)		(4,772)				(4,772)
Payment of dividends to non-controlling interests		(32)		0							(32)
Share repurchase program	[2]	(3,988)		(3,988)			(3,988)
Reduction in share capital		0			(74)		3,868	(3,794)
Share-based payment plans:
Exercise of stock options		15		15	1	14
Issuance of restricted shares and vesting of existing restricted shares	[2]	0		0	3	(3)	0	0
Value of services obtained from employees		177		177					177
Tax effects of share-based payments		(7)		(7)					(7)
Other changes arising from issuance of restricted shares	[4]	15		15				15
Other movements (b)	[5]	(34)		0				0			(34)
Ending balance at Jun. 30, 2025		€ 70,279		€ 70,008	€ 2,456	€ 11	€ (975)	€ 65,689	€ 5,430	€ (2,603)	€ 271
Share-based payment plans:
Dividend paid per share (in euros per share)		€ 3.92

[1]	Figures for the 2024 comparative period have been re-presented on a consistent basis to reflect the classification of Opella as a discontinued operation.
[2]	See Note B.8.2. (for amounts relating to 2024, see Note D.15.4. to the consolidated financial statements for the year ended December 31, 2024).
[3]	For 2024, this line comprises the impact of the issuance of restricted shares to former employees of EUROAPI subsequent to the date on which Sanofi lost control of EUROAPI.
[4]	For 2025, this line comprises the impact of the issuance of restricted shares to former employees of Opella subsequent to the date on which Sanofi lost control of Opella.
[5]	(e)This line comprises the impact of the derecognition of the non-controlling interests in Opella (see Note B.1.).